Retirement Plans (Changes In Level 3 Investments For Defined Benefit Pension Plans) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011		May 30, 2010
Fair value at end of period	$ 187.4		$ 154.6
Private Equity Partnerships [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value at beginning of period	22.9	[1]	17.8
Relating to assets still held at the reporting date	2.8		4.4
Relating to assets sold during the Period	2.0
Purchases, sales, and settlements	(2.1)		0.7
Transfers in and/or out of Level 3
Fair value at end of period	25.6	[2]	22.9	[1]
Energy And Real Estate Public Sector [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value at beginning of period	4.2	[3]	2.9
Relating to assets still held at the reporting date	0.1		1.3
Relating to assets sold during the Period
Purchases, sales, and settlements
Transfers in and/or out of Level 3
Fair value at end of period	4.3	[3]	4.2	[3]
Real Asset Private Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value at beginning of period	9.2	[4]	8.7
Relating to assets still held at the reporting date	0.3		(0.5)
Relating to assets sold during the Period	0.6		(0.1)
Purchases, sales, and settlements	0.7		1.1
Transfers in and/or out of Level 3
Fair value at end of period	10.8	[4]	9.2	[4]
Significant Unobservable Inputs (Level 3) [Member]
Fair value at beginning of period	36.4		29.5
Relating to assets still held at the reporting date	3.1		5.2
Relating to assets sold during the Period	2.6		(0.1)
Purchases, sales, and settlements	(1.4)		1.8
Transfers in and/or out of Level 3
Fair value at end of period	40.7		36.4
Significant Unobservable Inputs (Level 3) [Member] | Private Equity Securities [Member]
Fair value at beginning of period	0.1	[5]	0.1
Relating to assets still held at the reporting date	(0.1)
Relating to assets sold during the Period
Purchases, sales, and settlements
Transfers in and/or out of Level 3
Fair value at end of period		[5]	0.1	[5]
Private Equity Partnerships [Member]
Fair value at end of period	25.6	[2]	22.9	[1]
Private Equity Securities [Member]
Fair value at end of period		[5]	0.1	[5]
Energy And Real Estate Public Sector [Member]
Fair value at end of period	9.1	[3]	7.5	[3]
Real Asset Private Funds [Member]
Fair value at end of period	$ 10.8	[4]	$ 9.2	[4]

[1]	U.S. equity securities and international equity securities are comprised of investments in common stock of U.S. and non-U.S. companies for total return purposes. These investments are valued by the trustee at closing prices from national exchanges on the valuation date.
[2]	Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.
[3]	Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.
[4]	Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.
[5]	Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows.